Bank credit lines and loan facilities (Tables)	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Schedule of Outstanding Debt
The Company had the following debt outstanding as of March 31, 2022 and December 31, 2021:

			Principal amount
	Interest rate as of	Interest rate as of	March 31,	December 31,
(in thousands)	March 31, 2022	December 31, 2021	2022	2021	Maturity Date
Credit Facilities:
Senior Secured Term Loan	3.313%	2.750%	$4,701,213	$5,001,213	July 2028
Senior Secured Notes	2.875%	2.875%	500,000	500,000	July 2026
Total debt			5,201,213	5,501,213
Less current portion of long-term debt			(55,150)	(55,150)
Total long-term debt			5,146,063	5,446,063
Less debt issuance costs and debt discount			(59,120)	(64,901)
Total long-term debt, net			$5,086,943	$5,381,162

Schedule of Contractual Maturities of Debt
As of March 31, 2022, the contractual maturities of the Company's debt obligations were as follows:

Current maturities of long-term debt:	(in thousands)
2022 (remaining)	$41,363
2023	55,150
2024	55,150
2025	55,150
2026 and thereafter	4,994,400
Total	$5,201,213